Share Capital - Schedule of Quarterly Cash Dividends Paid (Detail) $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD / shares	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CAD / shares	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CAD / shares	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CAD / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD / shares	Sep. 30, 2016 USD ($)	Sep. 30, 2016 CAD / shares	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CAD / shares	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CAD / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD / shares
Equity [Abstract]
Cash dividends, Per Share | CAD / shares		CAD 0.0125		CAD 0.0125		CAD 0.0125		CAD 0.0125		CAD 0.0125		CAD 0.0125		CAD 0.0125		CAD 0.0125		CAD 0.0500		CAD 0.0500
Cash dividends paid | $	$ 1,175		$ 1,154		$ 1,105		$ 1,129		$ 1,132		$ 1,153		$ 1,151		$ 1,091		$ 4,563		$ 4,527